Fair value measurements (Carrying amounts and fair values of financial instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets
Derivative assets, fair value	$ 10,383	$ 3,303
Liabilities
Derivative liabilities, fair value	123,608	167,303
Carrying value
Assets
Cash and cash equivalents	1,402,918	1,248,772
Restricted cash	190,447	246,518
Investment, at fair value		12,110
Derivative assets, fair value	10,383	3,303
Assets, Carrying value	1,603,748	1,510,703
Liabilities
Debt	28,302,330	28,934,904
Derivative liabilities, fair value	123,608	167,303
Liabilities, Carrying value	28,425,938	29,102,207
Fair value
Assets
Cash and cash equivalents	1,402,918	1,248,772
Restricted cash	190,447	246,518
Investment, at fair value		12,110
Derivative assets, fair value	10,383	3,303
Assets, Carrying value	1,603,748	1,510,703
Liabilities
Debt	29,194,213	29,798,305
Derivative liabilities, fair value	123,608	167,303
Liabilities, Carrying value	29,317,821	29,965,608
Level 1 | Fair value
Assets
Cash and cash equivalents	1,402,918	1,248,772
Restricted cash	190,447	246,518
Investment, at fair value		12,110
Derivative assets, fair value	0	0
Assets, Carrying value	1,593,365	1,507,400
Liabilities
Debt	0	0
Derivative liabilities, fair value	0	0
Liabilities, Carrying value	0	0
Level 2 | Fair value
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment, at fair value
Derivative assets, fair value	10,383	3,303
Assets, Carrying value	10,383	3,303
Liabilities
Debt	29,194,213	29,798,305
Derivative liabilities, fair value	123,608	167,303
Liabilities, Carrying value	29,317,821	29,965,608
Level 3 | Fair value
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Investment, at fair value
Derivative assets, fair value	0	0
Assets, Carrying value	0	0
Liabilities
Debt	0	0
Derivative liabilities, fair value	0	0
Liabilities, Carrying value	$ 0	$ 0